Leases (Details) $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Leases [Abstract]
Operating lease cost	$ 991 [1]
Weighted Average Remaining Lease Term - Operating leases	7 years 6 months 3 days
Weighted Average Discount Rate - Operating leases	7.63%

[1]	Included unconditional government subsidy and sublease income with total amount $289 for factory space and dormitories located in Shenzhen.